INVENTORY (Schedule of Inventory) (Details) - ILS (₪) ₪ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Classes of current inventories [abstract]
Handsets and devices	₪ 36	₪ 36
Accessories and other	13	9
Spare parts	22	20
ISP modems, routers, servers and related equipment	16	12
Inventories	87	77
Write-downs recorded	5	7
Cost of inventory recognized as expenses and included in cost of revenues for the year ended	581	544
Cost of inventory used as fixed assets	₪ 33	₪ 8